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August 7, 2007
Via Fax (202) 772-9369
Mr. Ryan Rohn
Division of Corporation Finance
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Ecology Coatings, Inc.
Form 8-K Item 4.01
File #333-91436
Dear Ryan,
To follow you will find a true and accurate copy of Ecology Coatings’ proposed Current Report on Form 8-K/A. My intention is to file said document with the Commission on or before the end of the business day. Should you have any questions or concerns regarding the filing, please contact me at the below contact information.
Please note that Ecology Coatings bears responsibility for the adequacy and accuracy of the disclosure in the filing. The Company acknowledges that staff comments or changes to disclosure in response to any such staff comments in the filing, as reviewed by the Commission, does not foreclose the Commission from taking any action with respect to the filing. Moreover, Ecology Coatings further understands and acknowledges that it is precluded from asserting such staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours very truly,

Adam S. Tracy, Esq.
Vice President, General Counsel
Address: 35980 Woodward Ave., Suite 200 • Bloomfiled Hills, Michigan, USA, 48304
Tel: 248.723.2223 • Fax: 248.282.0360 • E-mail: adam.tracy@ecologycoatings.com • www.ecologycoatings.com